Note 3 – Notes Receivable (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Sep. 23, 2022	Sep. 30, 2022	Sep. 30, 2021
Cardio Diagnostics Member During Reverse Merger [Member]
Payments to Acquire Notes Receivable	$ 433,334	$ 433,334